Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Schedule of intangible assets

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Patents	193	(11)	182	17
Domain name	86	(3)	83	15

Total	$1,829	$(789)	$1,040

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
	(unaudited)
Amortizing intangible assets:
Customer relationship	$600	$(561)	$39	4
Trade name	400	(105)	295	14
Contributor content	450	(113)	337	15
Non-compete agreement	100	(100)	—	3
Patents	193	(16)	177	17
Domain name	86	(6)	80	15

Total	$1,829	$(901)	$928

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(338)	$262	4
Trade name	400	(64)	336	14
Contributor content	450	(68)	382	15
Non-compete agreement	100	(75)	25	3
Domain name	25	(1)	24	15

Total	$1,575	$(546)	$1,029

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Domain name	86	(3)	83	15
Patents	193	(11)	182	17

Total	$1,829	$(789)	$1,040